SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - Restricted shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	4,891,097
Number of Restricted Shares, Granted	2,550,606
Number of Restricted Shares, Vested	(950,320)
Number of Restricted Shares, Forfeited	(626,495)
Number of Restricted Shares, Unvested Ending Balance	5,864,888	4,891,097
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 6.91
Weighted-Average Grant Date Fair Value, Granted	6.30	$ 5.74	$ 7.24
Weighted-Average Grant Date Fair Value, Vested	9.72
Weighted-Average Grant Date Fair Value, Forfeited	6.46
Weighted-Average Grant Date Fair Value, Ending Balance	$ 6.24	$ 6.91
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance	49,255,708
Number of Restricted Shares, Granted	7,298,372	0
Number of Restricted Shares, Vested	(2,826,644)	(19,541,800)	(38,375,178)
Number of Restricted Shares, Forfeited	(5,081,073)
Number of Restricted Shares, Unvested Ending Balance	48,646,363	49,255,708
Weighted-Average Grant Date Fair Value, Beginning Balance	$ 0.09
Weighted-Average Grant Date Fair Value, Granted	0.16	$ 0.00	$ 0.08
Weighted-Average Grant Date Fair Value, Vested	0.16
Weighted-Average Grant Date Fair Value, Forfeited	0.09
Weighted-Average Grant Date Fair Value, Ending Balance	$ 0.10	$ 0.09